Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

612-332-3223

March 28, 2016

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

RE:	Sit Mutual Funds, Inc. (the “Registrant”)

File Nos. 33-42101 and 811-063 73

Ladies and Gentlemen:

On behalf of the Registrant, I herewith enclose and file a Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A.

The enclosed Registration Statement represents Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Sit Mutual Funds, Inc. The enclosed Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), to become effective automatically on June 30, 2016. The purpose of the enclosed Amendment is to register one new series of the Registrant as Series J (“Sit ESG Growth Fund”).

Registrant offers its shares in multiple series pursuant to Section 18(f)(2) under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the Registrant’s Articles of Incorporation. Series representing the following interests in common shares have previously been registered with the Securities and Exchange Commission (the “SEC”):

Series A	Sit International Growth Fund
Series B	Sit Balanced Fund
Series C	Sit Developing Markets Growth Fund
Series D	Sit Small Cap Growth Fund
Series E	Sit Science and Technology Growth Fund (closed October 26, 2007)
Series F	Sit Regional Growth Fund (closed July 14, 2000)
Series G	Sit Dividend Growth Fund
Series H	Sit Global Dividend Growth Fund
Series I	Sit Small Cap Dividend Growth Fund

The new series J of the Registrant being registered hereby will have a separate Prospectus and Statement of Additional Information, and this Post-Effective Amendment does not include or relate to Series A, B, C, D, E, F G, H or I of the Registrant.

Please direct any questions or comments on the enclosed filing to my attention. I can be reached directly at 612-359-2536. Thank you.

Sincerely,

/s/ Paul E. Rasmussen

Paul E. Rasmussen

Vice President

Enclosures

cc:	Joe Geistfeld, KPMG LLP

Michael Radmer, Dorsey & Whitney LLP